Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 03, 2026	Apr. 27, 2025	Apr. 28, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) $	Average Compensation Actually Paid to Non-PEO NEOs (2) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Returns (4) $	Net Loss (5) (in thousands) $
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2026	1,129,772	709,873	584,008	404,306	62.27	(10,211)
2025	1,196,451	593,597	615,341	358,164	70.33	(19,103)
2024	1,281,263	824,852	612,734	456,048	84.25	(13,819)
(1)
Robert G. Culp, IV served as president and chief executive officer and is identified as PEO in the table for all of the years presented. Mr. Culp has served as the sole principal executive officer since July 23, 2021.
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal 2026 to calculate ‟compensation actually paid” include:

	(Fiscal 2026)	(Fiscal 2026)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,129,772	584,008
Adjustments for Equity Awards
Adjustment for grant date values in summary compensation table	(500,000)	(205,661)
Year-end fair value of unvested awards granted in current year	79,767	23,741
Year-over-year difference of year-end values for unvested awards in prior years	(9,839)	(8,094)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	10,173	10,312
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(419,899)	(179,702)
Compensation Actually Paid (as calculated)	709,873	404,306

(3) The dollar amounts reported in this column represent the average amounts reported for our Company’s NEOs as a group (excluding Mr. Culp) as shown in our ‟Total” column of the Summary Compensation Table in each applicable year. The named executive officers included for purposes of calculating the average amounts in each applicable year are Mr. Bowling and Mr. Bruno.

(4)
The dollar amounts reported in this column represent the Company’s total shareholder return (‟TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last day of the covered year.
(5)
The dollar amounts reported in this column represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Robert G. Culp, IV served as president and chief executive officer and is identified as PEO in the table for all of the years presented. Mr. Culp has served as the sole principal executive officer since July 23, 2021.

PEO Total Compensation Amount	$ 1,129,772	$ 1,196,451	$ 1,281,263
PEO Actually Paid Compensation Amount	$ 709,873	593,597	824,852
Adjustment To PEO Compensation, Footnote

	(Fiscal 2026)	(Fiscal 2026)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,129,772	584,008
Adjustments for Equity Awards
Adjustment for grant date values in summary compensation table	(500,000)	(205,661)
Year-end fair value of unvested awards granted in current year	79,767	23,741
Year-over-year difference of year-end values for unvested awards in prior years	(9,839)	(8,094)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	10,173	10,312
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(419,899)	(179,702)
Compensation Actually Paid (as calculated)	709,873	404,306

Non-PEO NEO Average Total Compensation Amount	$ 584,008	615,341	612,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 404,306	358,164	456,048
Adjustment to Non-PEO NEO Compensation Footnote

	(Fiscal 2026)	(Fiscal 2026)
	PEO	Average Non-PEO NEOs
	($)	($)
Total Compensation for Summary Compensation Table	1,129,772	584,008
Adjustments for Equity Awards
Adjustment for grant date values in summary compensation table	(500,000)	(205,661)
Year-end fair value of unvested awards granted in current year	79,767	23,741
Year-over-year difference of year-end values for unvested awards in prior years	(9,839)	(8,094)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years	10,173	10,312
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included to total compensation	—	—
Total adjustments for equity awards	(419,899)	(179,702)
Compensation Actually Paid (as calculated)	709,873	404,306

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 62.27	$ 70.33	$ 84.25
PEO Name	Robert G. Culp, IV	Robert G. Culp, IV	Robert G. Culp, IV
Net Loss	$ (10,211)	$ (19,103)	$ (13,819)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,899)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,767
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,839)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,173
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,702)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,661)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,741
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,094)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,312
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0